UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2021 to October 18, 2021

Commission File Number of issuing entity:  333-227446-09

Central Index Key Number of issuing entity:  0001799463

Morgan Stanley Capital I Trust 2020-L4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-227446

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4139211
38-4139212
38-7235669
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-SB			X
A-2			X
A-3			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

This Form 10-D/A amends the registrant’s Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on October 28, 2021 (SEC Accession No. 0001056404-21-013313) (the “Original 10-D”). The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D to reflect loan-level information with respect to certain mortgage loans contained in a corrected CREFC Loan Periodic Update File the Certificate Administrator received from the Master Servicer. The Monthly Distribution Report filed with the Original 10-D is replaced and superseded in its entirety with the corrected Monthly Distribution Report attached to this Form 10-D/A as Exhibit 99.1. In addition, the ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on October 28, 2021 under Commission File No. 333- 227446-09) was also revised to reflect the information contained in the corrected CREFC Loan Periodic Update File. The corrected information does not change the amount distributed to any Class of Certificates.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 18, 2021 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2020-L4.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Argentic Real Estate Finance LLC, Starwood Mortgage Funding II LLC (formerly known as Archetype Mortgage Funding II LLC), and Cantor Commercial Real Estate Lending, L.P. (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2020-L4 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from September 18, 2021 to October 18, 2021.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 16, 2021. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Argentic Real Estate Finance LLC filed its most recent Form ABS-15G on February 8, 2021. The CIK number for Argentic Real Estate Finance LLC is 0001624053.

Starwood Mortgage Capital LLC filed its most recent Form ABS-15G on January 22, 2021. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

Cantor Commercial Real Estate Lending, L.P. filed its most recent Form ABS-15G on February 16, 2021. The CIK number for Cantor Commercial Real Estate Lending, L.P. is 0001558761.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 30, 2021 under Commission File No. 333-227446-09 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the Original Form ABS-EE and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2020-L4, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	09/17/2021	$5,006.80
Current Distribution Date	10/18/2021	$2,500.00

REO Account
Prior Distribution Date	09/17/2021	$0.00
Current Distribution Date	10/18/2021	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2020-L4, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	09/17/2021	$6,405.14
Current Distribution Date	10/18/2021	$6,197.91

Interest Reserve Account
Prior Distribution Date	09/17/2021	$0.00
Current Distribution Date	10/18/2021	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	09/17/2021	$0.00
Current Distribution Date	10/18/2021	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2020-L4, relating to the October 18, 2021 distribution.

(102) Amended ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 30, 2021 under Commission File No. 333-227446-09  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the Original Form ABS-EE and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: December 23, 2021